DEFERRED TAX	6 Months Ended
Jun. 30, 2023
Disclosure Of Deferred Tax [Abstract]
DEFERRED TAX	DEFERRED TAX
Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.

Deferred tax assets and liabilities are presented on a gross basis in the consolidated statement of financial position for amounts attributable to different tax jurisdictions which cannot be offset. Deferred tax assets and liabilities are presented net on a consolidated basis within a tax jurisdiction when there is a legally enforceable right to fiscal consolidation. As at June 30, 2023 and December 31, 2022, deferred tax is presented on a gross basis in the consolidated statement of financial position.
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As of June 30, 2023	As of December 31, 2022
Deferred tax asset	6,220	5,832
Deferred tax liability	(2,212)	(2,179)
Deferred tax asset, net	4,008	3,653
The change in the deferred tax account is as follows:

Six Months Ended June 30, 2023
Deferred tax, net at the beginning of the period	3,653
Credited to the consolidated statement of comprehensive income (Note 21)	250
Translation differences	105
Deferred tax, net at the end of the period	4,008
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	As of June 30, 2023	As of December 31, 2022
Intangible assets - deferred tax assets	5,636	5,742
Intangible assets - deferred tax liability	(3,119)	(3,151)
Trading losses and other allowances	1,491	1,062
Net deferred tax assets	4,008	3,653

At June 30, 2023, the Group had unutilized notional interest allowance of $18,433 of which $6,083 was not recognized based on management’s performance projections for 2023 - 2025. The ability to utilize the allowance resulted in a recognition of a deferred tax asset of $551.

At June 30, 2023, the Group had unutilized trading losses and other allowances of $22,909, of which $18,994 were not recognized based on management’s performance projections for 2023 - 2025 and the related ability to utilize the tax losses and other allowances resulting in a recognition of a deferred tax asset of $940.

At June 30, 2023, the Group had unutilized capital allowances of $66,079 related to intangible assets, of which $21,517 were not recognized based on management’s performance projections for 2023 – 2027 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $5,636.

At June 30, 2023 and December 31, 2022, deferred tax liability amounted to $3,119 and $3,151, respectively, and related to intangible assets acquired as a part of RotoWire acquisition (Note 5).

At December 31, 2022, the Group had unutilized trading losses and other allowances of $39,987, of which $34,129 were not recognized based on management’s performance projections for 2023 – 2027 and the related ability to utilize the tax losses resulting in deferred tax asset recognition of $1,062.

At December 31, 2022, the Group had unutilized capital allowances of $73,079 related to intangible assets, of which a balance of $27,035 was not recognized based on management’s performance projections for 2023 – 2027 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $5,742.